Cover	Apr. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Entity File Number	001-42164
Entity Registrant Name	SIM Acquisition Corp. I
Entity Central Index Key	0002014982
Entity Tax Identification Number	35-2838851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	725 Fifth Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(833)
Local Phone Number	746-2001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SIMAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SIMA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SIMAW
Security Exchange Name	NASDAQ